Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes	The differences are as follows:

	2022	2021
Expected income tax expense at Canadian statutory rate	$(97,962)	$37,691
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(55,315)	(47,600)
Adjustments from investments carried at fair value	51,314	2,709
Non-controlling interests share of income	30,025	25,135
Change in valuation allowance	41,702	(118)
Non-deductible acquisition costs	1,341	3,733
Acquisition related state deferred tax adjustments	5,998	—
Capital gain rate differential on disposal of renewable assets	(7,340)	—
Tax credits	(18,440)	(49,415)
Adjustment relating to prior periods	(1,390)	1,333
Deferred income taxes on regulated income recorded as regulatory assets	(2,155)	(3,807)
Amortization and settlement of excess deferred income tax	(14,855)	(16,778)
Other	5,564	3,692
Income tax recovery	$(61,513)	$(43,425)

Schedule of Income (Loss) Before Taxes
For the years ended December 31, 2022 and 2021, earnings (loss) before income taxes consist of the following:

	2022	2021
Canada (1)	$(363,050)	$(60,848)
U.S.	(37,322)	153,719
Other regions	30,704	49,361
	$(369,668)	$142,232
(1) Inclusive of fair value gain (loss) on investments carried at fair value (note 8)

Schedule of Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2022
Canada	$4,184	$(74,595)	$(70,411)
United States	1,579	6,183	7,762
Other regions	2,080	(944)	1,136
	$7,843	$(69,356)	$(61,513)
Year ended December 31, 2021
Canada	$4,560	$(33,993)	$(29,433)
United States	1,024	(19,772)	(18,748)
Other regions	1,653	3,103	4,756
	$7,237	$(50,662)	$(43,425)

Schedule of Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2022 and 2021 are presented below:

	2022	2021
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$878,000	$761,666
Pension and OPEB	16,845	46,580
Environmental obligation	12,118	15,271
Regulatory liabilities	156,285	166,939
Other	61,917	64,460
Total deferred income tax assets	$1,125,165	$1,054,916
Less: valuation allowance	(107,583)	(27,471)
Total deferred tax assets	$1,017,582	$1,027,445
Deferred tax liabilities:
Property, plant and equipment	$846,331	$782,829
Outside basis differentials	315,581	412,665
Regulatory accounts	303,059	300,072
Other	33,834	30,471
Total deferred tax liabilities	$1,498,805	$1,526,037
Net deferred tax liabilities	$(481,223)	$(498,592)
Consolidated balance sheets classification:
Deferred tax assets	$84,416	$31,595
Deferred tax liabilities	(565,639)	(530,187)
Net deferred tax liabilities	$(481,223)	$(498,592)

Summary of Valuation Allowance
The following table illustrates the annual movement in the deferred tax valuation allowance:

	2022	2021
Beginning balance	$27,471	$29,824
Charged to income tax expense (recovery)	41,702	(118)
Charged (reduction) to OCI	40,613	(1,707)
Reductions to other accounts	(2,203)	(528)
Ending balance	$107,583	$27,471

Schedule of Non Capital Losses Carry Forwards
As of December 31, 2022, the Company had non-capital losses carried forward and tax credits available to reduce future years' taxable income, which expire as follows:

Non-capital loss carryforward and credits	2023—2027	2028+	Total
Canada	$3,261	$728,529	$731,790
US	9,962	1,707,139	1,717,101
Total non-capital loss carryforward	$13,223	$2,435,668	$2,448,891
Tax credits	$4,428	$151,676	$156,104